PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
4.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, consist of the following:

	At December 31,
	2014	2015
	$	$

Buildings	63,695,930	94,618,940
Plant and machinery	158,824,781	177,001,485
Furniture, fixtures and equipment	14,733,578	17,107,733
Motor vehicles	1,616,276	1,432,100
	238,870,565	290,160,258
Less: Accumulated depreciation	(107,510,326)	(110,445,214)
	131,360,239	179,715,044
Construction in process	95,439,441	22,910,619
Property, plant and equipment, net	226,799,680	202,625,663

Depreciation expense was $20,014,581, $19,279,243 and $20,368,431 for the years ended December 31, 2013, 2014 and 2015, respectively.

On June 2015, the Group has signed a property transfer agreement, include machinery and parts, with a third party company, under which the Group agreed to sell and the third party company agreed to purchase the property for a total consideration of $1,050,000. The carrying amount of the property was $1,020,000. As part of the agreement, the third party company will further export and sold the property to the Group’s overseas subsidiary in Vietnam for a total consideration of $1,050,000.